Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000220706 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000220706 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000220706 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000220706 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220706 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220706 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220706 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220706 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220706 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220706 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220706 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000220706 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000220706 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220706 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220706 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220704 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000220704 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000220704 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000220704 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220704 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220704 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220704 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220704 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220704 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220704 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220704 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000220704 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000220704 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220704 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220704 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000220705 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000220705 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000220705 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000220705 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220705 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000220705 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220705 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220705 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220705 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220705 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220705 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000220705 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000220705 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220705 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000220705 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244832 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244832 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000244832 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000244832 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244832 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000244832 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244832 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244832 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244832 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244832 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244832 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000244832 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000244832 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244832 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244832 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%